Trade Accounts Receivable, Net - Aging Analysis (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Accounts Receivable, Net
Trade accounts receivable, net	$ 5,720,759	$ 6,175,819
1 to 90 days
Trade Accounts Receivable, Net
Trade accounts receivable, net	1,984,209	1,615,364
91 to 180 days
Trade Accounts Receivable, Net
Trade accounts receivable, net	600,205	805,530
More than 180 days
Trade Accounts Receivable, Net
Trade accounts receivable, net	$ 986,714	$ 1,608,244